INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Biological assets (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Biological assets
Beginning of the period			$ 2,315,838	$ 965,728
Initial recognition and changes in the fair value of biological assets	$ 1,590,925	$ 734,826	2,142,828	984,193
Cost incurred during the period			35,535,751	16,041,531
Exchange differences			75,607	(1,712,642)
Decrease due to harvest / disposals			(31,927,104)	(5,724,461)
End of period	8,142,920	10,554,349	8,142,920	10,554,349
Soybean
Biological assets
Beginning of the period			54,162	105,101
Initial recognition and changes in the fair value of biological assets				174,578
Cost incurred during the period			378,530	259,760
Exchange differences			6,622	(371,625)
Decrease due to harvest / disposals				(87,982)
End of period	439,314	79,832	439,314	79,832
Corn
Biological assets
Beginning of the period			27,646	271,754
Initial recognition and changes in the fair value of biological assets				129,785
Cost incurred during the period			649,680	442,922
Exchange differences			3,379	(80,335)
Decrease due to harvest / disposals				(110,192)
End of period	680,705	653,934	680,705	653,934
Wheat
Biological assets
Beginning of the period			22,311	45,639
Initial recognition and changes in the fair value of biological assets			292,692	239,266
Cost incurred during the period			172,957	254,909
Exchange differences			2,726	(28,376)
Decrease due to harvest / disposals			(490,686)	(135,089)
End of period		376,349		376,349
Barley
Biological assets
Beginning of the period			3,071	34,050
Initial recognition and changes in the fair value of biological assets			141,899	25,377
Cost incurred during the period			81,661	45,490
Exchange differences			4,039	(9,251)
Decrease due to harvest / disposals			(230,670)	(28,504)
End of period		67,162		67,162
HB4 Soy
Biological assets
Beginning of the period			0	0
Initial recognition and changes in the fair value of biological assets				(149,702)
Cost incurred during the period			1,099,241	10,371,418
Exchange differences				(844,644)
End of period	1,099,241	$ 9,377,072	1,099,241	9,377,072
HB4 Wheat
Biological assets
Beginning of the period			2,208,648	509,184
Initial recognition and changes in the fair value of biological assets			1,708,237	564,889
Cost incurred during the period			33,153,682	4,667,032
Exchange differences			58,841	(378,411)
Decrease due to harvest / disposals			(31,205,748)	$ (5,362,694)
End of period	$ 5,923,660		$ 5,923,660